S-K 1604(c) De-SPAC Dilution - 3 months ended Mar. 31, 2026	$ / shares	CAD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares		$ 13.93
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares		10.13
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares		4.17
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares		$ 9.76
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $		$ 310,693,757
De-SPAC, Net Tangible Book Value, Adjusted | $		$ 310,693,757
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares		31,826,667
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		31,826,667
No Redemption [Member] | Net Tangible Book Value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		$ (11,456,987)
No Redemption [Member] | Transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		(3,096,089)
No Redemption [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $
No Redemption [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		$ 325,246,833
No Redemption [Member] | Public Shares outstanding [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		23,000,000
No Redemption [Member] | Founder Shares outstanding [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		7,666,667
No Redemption [Member] | Private Placement Shares [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		660,000
No Redemption [Member] | Sponsor [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		500,000
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares		$ 13.93
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares		9.29
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares		5.01
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares		$ 8.92
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $		$ 232,586,087
De-SPAC, Net Tangible Book Value, Adjusted | $		$ 232,586,087
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares		26,076,667
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		26,076,667
Redemption at 25 Percent of Maximum [Member] | Net Tangible Book Value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		$ (11,456,987)
Redemption at 25 Percent of Maximum [Member] | Transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		(3,096,089)
Redemption at 25 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		3,204,038
Redemption at 25 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		$ 243,935,125
Redemption at 25 Percent of Maximum [Member] | Public Shares outstanding [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		17,250,000
Redemption at 25 Percent of Maximum [Member] | Founder Shares outstanding [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		7,666,667
Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		660,000
Redemption at 25 Percent of Maximum [Member] | Sponsor [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		500,000
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 13.93
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares		$ 7.97
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares		6.33
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares		$ 7.6
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $		$ 154,478,417
De-SPAC, Net Tangible Book Value, Adjusted | $		$ 154,478,417
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares		20,326,667
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		20,326,667
Redemption at 50 Percent of Maximum [Member] | Net Tangible Book Value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		$ (11,456,987)
Redemption at 50 Percent of Maximum [Member] | Transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		(3,096,089)
Redemption at 50 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		6,408,076
Redemption at 50 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		$ 162,623,417
Redemption at 50 Percent of Maximum [Member] | Public Shares outstanding [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		11,500,000
Redemption at 50 Percent of Maximum [Member] | Founder Shares outstanding [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		7,666,667
Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		660,000
Redemption at 50 Percent of Maximum [Member] | Sponsor [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		500,000
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	13.93
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares		$ 5.6
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares		8.69
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares		$ 5.24
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $		$ 76,370,746
De-SPAC, Net Tangible Book Value, Adjusted | $		$ 76,370,746
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares		14,576,667
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		14,576,667
Redemption at 75 Percent of Maximum [Member] | Net Tangible Book Value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		$ (11,456,987)
Redemption at 75 Percent of Maximum [Member] | Transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		(3,096,089)
Redemption at 75 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		9,612,114
Redemption at 75 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		$ 81,311,708
Redemption at 75 Percent of Maximum [Member] | Public Shares outstanding [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		5,750,000
Redemption at 75 Percent of Maximum [Member] | Founder Shares outstanding [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		7,666,667
Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		660,000
Redemption at 75 Percent of Maximum [Member] | Sponsor [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		500,000
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 13.93
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares		$ 0.17
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares		14.13
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares		$ (0.2)
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $		$ (1,736,924)
De-SPAC, Net Tangible Book Value, Adjusted | $		$ (1,736,924)
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares		8,826,667
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		8,826,667
Redemption at 100 Percent of Maximum [Member] | Net Tangible Book Value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		$ (11,456,987)
Redemption at 100 Percent of Maximum [Member] | Transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		(3,096,089)
Redemption at 100 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $		12,816,152
Redemption at 100 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $
Redemption at 100 Percent of Maximum [Member] | Public Shares outstanding [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares
Redemption at 100 Percent of Maximum [Member] | Founder Shares outstanding [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		7,666,667
Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		660,000
Redemption at 100 Percent of Maximum [Member] | Sponsor [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares		500,000